OTHER INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets, Net
	December 31,
	2017	2016
Original amounts:

Non-compete agreement	$1,573	$1,462
Distribution relationships	1,653	1,584
Customer relationships	6,273	6,006
Distribution agreement	14,606	14,606

	24,105	23,658
Accumulated amortization:

Non-compete agreement	(1,573)	(1,455)
Distribution relationships	(1,558)	(1,392)
Customer relationships	(5,971)	(5,395)
Distribution agreement	(12,762)	(10,870)

	(21,864)	(19,112)

Total other intangibles assets	$2,241	$4,546

(1)	Amortization expense amounted to $2,305, $2,325 and $3,091 for the years ended December 31, 2017, 2016 and 2015, respectively.
(2)	Estimated amortization expenses for the year ended December 31, 2018 are $2,241.